Other Current Liabilities - Components of Current and Long-term Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities, Current [Abstract]
Warranty liability		$ 8,083	$ 5,441
Operating lease liabilities			16,351
Other		100,276	106,189
Total other current liabilities		129,352	146,377
Revelyst Business
Other Liabilities, Current [Abstract]
Warranty liability	$ 7,993	8,083	5,441
Accrual for in-transit inventory	19,799	5,328	9,492
Operating lease liabilities	12,720	12,117	14,010
Contingent consideration	2,806	750	8,586
Other	58,033	60,776	59,692
Total other current liabilities	$ 101,351	$ 87,054	$ 97,221